ACCOUNT RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Prepaid expenses	$ 23	$ 21
Interest receivable	9
Tax authorities	1	9
Other	7	22
Accounts receivables	$ 40	$ 52